UNITED STATES
		  	SECURITIES AND EXCHANGE COMMISSION

			   Washington,  D.C.     20549


				         FORM N-Q

	        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
              REGISTERED MANAGEMENT INVESTMENT COMPANIES



                  Investment Company Act file number 811-03324
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                        The Guardian Cash Fund, Inc.
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                (Exact name of registrant as specified in charter)


                      7 Hanover Square New York, N.Y. 10004
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              (Address of principal executive offices)   (Zip code)


     Frank L. Pepe                         Thomas G. Sorell
     The Guardian Cash Fund, Inc.          The Guardian Cash Fund, Inc.
     7 Hanover Square                      7 Hanover Square
     New York, N.Y. 10004                  New York, N.Y. 10004

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		    (Name and address of agents for service)


  Registrant's telephone number, including area code:  (800) 221-3253
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		Date of fiscal year end:  December 31
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 		Date of reporting period:  September 30, 2005
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

ITEM 1. SCHEDULE OF INVESTMENTS.

The Guardian Cash Fund, Inc.

 Schedule of Investments

September 30, 2005 (Unaudited)


Principal
Amount                                                 Value

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
Corporate Bonds - 7.9%
Capital Markets - 3.3%
$   5,000,000   Goldman Sachs Group LP
                3.91% due 8/1/2006                  $     5,003,320
    2,555,000   Lehman Brothers, Inc.
                7.625% due 6/1/2006                       2,613,183

                                                          7,616,503

Conglomerates - 1.3%
    2,990,000   General Electric Capital Corp.
                6.80% due 11/1/2005                       2,997,708

Financial-Banks - 2.2%
    5,000,000   First Union National Bank
                3.808% due 10/13/2005(1)                  5,000,471

Food Products - 1.1%
    2,600,000   Unilever NV
                6.875% due 11/1/2005                      2,607,441

  Total Corporate Bonds
(Cost $18,222,123)                                       18,222,123

Certificates of Deposit - 4.3%
$   5,000,000   Societe Generale NA
                3.658% due 6/7/2006                 $     5,000,000
    5,000,000   Washington Mutual
                3.50% due 11/18/2005                      5,000,000

  Total Certificates of Deposit
(Cost $10,000,000)                                       10,000,000

Commercial Paper - 63.6%
ASSET BACKED - 4.3%
$   5,000,000   Barton Capital Corp.
                3.61% due 10/3/2005                 $     4,998,997
    5,000,000   Surrey Funding Corp.
                3.67% due 11/2/2005                       4,983,689

  TOTAL ASSET BACKED                                      9,982,686

FINANCIAL - 24.2%
Capital Markets - 2.1%
    5,000,000   J.P. Morgan Chase
                3.74% due 10/25/2005                      4,987,533

Diversified Financial Services - 2.2%
    5,000,000   Credit Suisse First Boston
                3.56% due 10/26/2005                      4,987,639

Finance Companies - 2.2%
    5,000,000   American General Fin Corp.
                3.61% due 10/6/2005                       4,997,493

Financial-Banks - 6.5%
    5,000,000   Abbey National NA LLC
                3.89% due 12/27/2005                      4,952,996
    5,000,000   Dresdner Bank AG
                3.735% due 10/21/2005                     4,989,625
    5,000,000   UBS Finance, Inc.
                3.70% due 11/23/2005                      4,972,764

                                                         14,915,385

Principal
Amount                                                 Value

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
Financial-Other - 11.2%
$   5,000,000   Barclays US Fdg. LLC
                3.46% due 10/3/2005                 $     4,999,039
                Cooperative Association of Tractor Dealers
    2,950,000   3.83% due 12/7/2005                       2,928,972
    3,000,000   3.92% due 12/22/2005                      2,973,212
    5,000,000   Countrywide Fin. Corp.
                3.81% due 10/28/2005                      4,985,713
    5,000,000   Govco, Inc.
                3.58% due 10/3/2005                       4,999,006
    5,000,000   Rabobank
                3.55% due 10/12/2005                      4,994,576

                                                         25,880,518

  TOTAL FINANCIAL                                        55,768,568

INDUSTRIAL - 35.1%
Aerospace and Defense - 2.2%
    5,000,000   United Technologies Corp.
                3.75% due 10/20/2005                      4,990,104

Agricultural - 2.2%
    5,000,000   Cargill, Inc.
                3.73% due 10/24/2005                      4,988,085

Automotive - 3.6%
    3,300,000   American Honda Fin. Corp.
                3.74% due 10/25/2005                      3,291,772
    5,000,000   Toyota Motor Credit Corp.
                3.66% due 10/31/2005                      4,984,750

                                                          8,276,522

Beverages - 2.1%
    5,000,000   PepsiCo., Inc.
                3.72% due 10/31/2005                      4,984,500

Chemicals - 2.1%
    5,000,000   E.I.  Du Pont  de Nemours & Co.
                3.72% due 11/1/2005                       4,983,983

Conglomerates - 2.2%
    5,000,000   General Electric Capital Corp.
                3.54% due 10/17/2005                      4,992,133

Electronics and Instruments - 2.2%
    5,000,000   Sharp Electronics
                3.64% due 10/25/2005                      4,987,867

Food Products - 2.1%
    5,000,000   McCormick & Co., Inc.
                3.58% due 11/17/2005                      4,976,631

Health Care Providers and Services - 3.0%
    7,000,000   United Healthcare Corp.
                3.75% due 10/25/2005                      6,982,500

Household Durables - 2.1%
    5,000,000   Stanley Works
                3.74% due 10/25/2005                      4,987,533

Machinery-Industrial Specialty - 0.4%
    1,000,000   Caterpillar Fin. Svcs.
                2.65% due 1/30/2006                         996,336


Principal
Amount                                                 Value

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
Media - 2.2%
$   5,000,000   Gannett Co., Inc.
                3.72% due 10/24/2005                $     4,988,117

Personal Products - 2.2%
    5,000,000   L'Oreal USA, Inc.
                3.73% due 10/25/2005                      4,987,567

Pharmaceuticals - 2.2%
    5,000,000   Alcon Fin.
                3.71% due 10/21/2005                      4,989,694

Utilities-Electric and Water - 4.3%
    5,000,000   National Rural Utilities Coop. Fin.
                3.77% due 10/31/2005                      4,984,292
    5,000,000   Southern Co.
                3.74% due 10/12/2005                      4,994,286

                                                          9,978,578

  TOTAL INDUSTRIAL                                       81,090,150

  Total Commercial Paper
(Cost $146,841,404)                                     146,841,404

Taxable Municipal Securities - 20.8%
California - 1.8%
$   2,195,000   California Housing Fin. Agency
                3.86% due 10/5/2005(1)              $     2,195,000
    2,000,000   Sacramento Cnty., CA
                3.85% due 10/5/2005(1)                    2,000,000

    4,195,000

Colorado - 4.3%
    9,940,000   Colorado Housing & Fin. Auth.
                3.85% due 10/5/2005(1)                    9,940,000

Connecticut - 1.1%
    2,500,000   Connecticut St. Housing & Fin. Auth.
                3.80% due 10/6/2005(1)                    2,500,000

Michigan - 1.7%
    4,000,000   Michigan St. Housing Dev. Auth.
                3.85% due 10/5/2005(1)                    4,000,000

New York - 7.7%
   12,240,000   New York City Trans.
                3.85% due 10/5/2005(1)                   12,240,000
    5,525,000   New York St. Dormitory Auth. Rev.
                3.85% due 10/6/2005(1)                    5,525,000

                                                         17,765,000

Utah - 4.2%
    5,330,000   Utah Housing Corp. Single Family
                3.85% due 10/5/2005(1)                    5,330,000
                Utah St. Housing Fin. Agency
    2,410,000   3.85% due 10/5/2005(1)                    2,410,000


Principal
Amount                                                 Value

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

$   1,855,000   3.92% due 10/5/2005(1)              $     1,855,000

                                                          9,595,000

  Total Taxable Municipal Securities
(Cost $47,995,000)                                       47,995,000

Repurchase Agreement - 3.5%
$   7,947,000   State Street Bank and Trust Co.
                repurchase agreement,
                dated 9/30/2005, maturity
                value $7,949,417 at
                3.65%, due 10/3/2005(2)
                (Cost $7,947,000)                   $     7,947,000

Total Investments - 100.1%
(Cost $231,005,527)                                     231,005,527
Liablities in Excess of Cash, Receivables
and Other Assets - (0.1)%                                  -161,850
Net Assets - 100%                                   $   230,843,677



(1) Floating rate note. The rate shown is the rate in effect at September 30, 2005.
(2) The repurchase agreement is fully collateralized by $8,040,000 in U.S. Government Agency 5.40%, due 6/15/2015, with a value of $8,110,350.

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

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have evaluated the registrant's disclosure controls and procedures as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the 1940 Act) within 90 days of the filing date of this document and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's certifying officers are aware of no changes in the registrant's internal control over financial reporting (as defined in
      rule 30a-3(d) under the 1940 Act)   that occurred during the
      registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Guardian Cash Fund, Inc





By:    /s/ Thomas G. Sorell
          --------------------------------
         Thomas G. Sorell
         President of
         The Guardian Cash Fund, Inc.


Date:     November 9, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /s/ Thomas G. Sorell
         ----------------------------------
          Thomas G. Sorell
          President of
          The Guardian Cash Fund, Inc.


Date:    November 9, 2005





By:   /s/ Frank L. Pepe
           --------------------------------
           Frank L. Pepe
           Vice President and Treasurer of
           The Guardian Cash Fund, Inc.


Date:    November 9, 2005